Putnam
High Yield
Trust II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam High Yield Trust II that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Jennifer E. Leichter
and Credit Team

Rising interest rates played tug of war with more beneficial developments in the high-yield market during the six months ended February 29, 2000. Fortunately, Putnam High Yield Trust II was positioned to take advantage of positive credit events, primarily in the telecommunications sector, helping it to not only keep pace with the market but outperform it substantially. During the six-month period, your fund's returns at net asset value significantly outpaced the 1.52% return of the First Boston High Yield Bond Index.

Total return for 6 months ended 2/29/00

       Class A          Class B          Class C           Class M
     NAV     POP      NAV     CDSC     NAV     CDSC      NAV     POP
---------------------------------------------------------------------------
    2.91%   -1.93%   2.53%   -2.35%   2.52%    1.54%     2.64%  -0.67%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* RISING INTEREST RATES SOFTEN RETURNS FOR HIGH-YIELD BONDS

Even though high-yield bonds tend to perform better than other fixed-rate instruments during periods of rising interest rates, a series of increases in short-term interest rates by the Federal Reserve Board during the period reduced the capital appreciation offered by high-yield securities. The Fed was seeking to temper growth and head off inflation and implemented two increases in short-term rates during the six months ended February 29, 2000.

In September 1999, as the fund began its fiscal year, other factors were causing difficulties as well. They included an increase in defaults, seasonal weakness, and early fears related to Y2K. However, in the fourth quarter of 1999 and early 2000, the high-yield market rallied, largely propelled by the stellar performance of the telecommunications sector, both in the equity and in the high-yield markets. Defaults -- which had been concentrated largely in the health-care and energy sectors -- stabilized, and the high-yield market experienced a boost typical at the turn of the year.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*


Telecommunications         11.8%

Cellular
communications              6.1%

Cable television            5.0%

Broadcasting                3.4%

Oil and gas                 3.4%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


* TELECOMMUNICATIONS SECTOR OFFERS PARTICULAR OPPORTUNITY

Many of the same rapid-growth companies in the telecommunications sector that helped propel the stock market over the past six months also offered investment opportunities in the high-yield market. The sector also provided the bulk of your fund's returns. Part of the appeal of investing in telecommunications was the increase in mergers and consolidations, almost always a positive development for high-yield bond investors. More importantly, many of the players in the sector have moved from building systems and offering the promise of future returns through effective business plans to reporting revenue and cash flow. Overall, these companies' credit quality has improved substantially, with many of them receiving strategic investments from established firms or acquiring equity financing through successful initial public offerings.


"Managers are finding value in corporate and municipal junk bonds. For individuals, the safest way to play this market is probably via bond mutual funds, since dissecting the risks and returns of specific issues is a fine art."

-- Business Week, March 20, 2000


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Nextel Communications, Inc.
sr. notes 9 3/8s, 2009
Cellular communications

Midland Funding II Corp.
deb. Ser. A, 11 3/4s, 2005
Electric utilities

Airgate PCS, Inc.
sr. sub. notes stepped-coupon zero %
(13 1/2s, 10/1/04), 2009
Cellular communications

WinStar Communications, Inc.
sr. sub. notes stepped-coupon zero %
(15s, 3/1/02), 2007
Telecommunications

Millicom International Cellular S.A.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006 (Luxembourg)
Cellular communications

Allied Waste Industries, Inc.
company guaranty Ser. B, 10s, 2009
Environmental control

Verio Inc.
144A $3.375 cv. pfd.
Computer services and software

CSC Holdings, Inc.
Ser. M, $11.125 cum. pfd.
Cable television

United Pan-Europe N.V.
144A zero %, 2010
Cable television

Starwood Hotels & Resorts Worldwide, Inc.
bank term loan 8.558s, 2003
Lodging

Footnote reads:
These holdings represent 7.9% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


Developments in the telecommunications industry have come largely from two areas: wireless communications and fixed communications, including competitive local exchange carriers and digital service line (DSL) software providers. The fund benefited from a dramatic increase in the penetration of wireless phone use and consolidation in that industry. For example, VoiceStream Wire Corp. purchased OmniPoint. Both were in the fund at the time of the purchase, although we have since sold off the fund's holdings of OmniPoint.

Perhaps the best performer in the wireless arena in the second half of 1999 was fund investment Nextel Communications, a business communications provider with strong revenues per unit and a nationwide network. Because of its success and growth, Nextel was added to the Standard & Poor's 500 Index in 1999. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

On the fixed-line communications front, the primary market leaders were the competitive local exchange carriers (CLECs), which offer local phone service to businesses and are in competition with regional Bell operating companies. Among the CLECs that helped boost the fund's performance were ICG Communications and Metromedia Fiber Network, Inc. A strategic investment from Microsoft, Credit Suisse First Boston, and other prominent companies also validated WinStar's promise. Some long-distance companies also provided strong returns, including Level 3 Communications, Inc.


Telecommunications: Enabling the new economy

Business historians may well look back at this turn of the century as a time when the infrastructure of the information superhighway was built. While advances in computer technology can take credit for part of the Internet phenomenon, equal credit goes to the telecommunications industry.

As businesses and consumers worldwide become connected to the Internet in greater numbers, demand is increasing for more bandwidth through fiber-optic lines -- the fastest conduit of digitized information. A record total of 11.8 million miles of fiber-optic lines was installed in 1999, and spending on fiber-optics equipment is expected to increase from $12.2 billion last year to $28 billion in 2003. Fund holdings such as Level 3 Communications and Global Crossing are involved in the design, construction and operation of fiber-optic networks and are also building undersea fiber-optic routes.

The wireless industry also is experiencing phenomenal growth. In 1990, the number of mobile-phone subscribers worldwide was a little over 11 million. That number increased to nearly 400 million by the end of 1999, and the total is expected to reach 1 billion (more than the number of wired phones) by 2004. Moreover, wireless devices that combine telephone, Internet, and personal organizer features will soon be available. Nextel Communications, a fund holding, is a provider of digital wireless networks primarily for business use. OmniPoint, which was sold toward the end of the period, has recently merged with VoiceStream, another fund holding. Both provide wireless service and equipment for consumer use.


Finally, DSL providers such as NorthEast Optic Network, Inc., Covad Communications Group, Inc., and Rhythms attracted interest due to their ability to provide software that delivers enhanced, high-speed Internet access over current phone lines. Covad, the fund's primary investment in this area, was a particularly strong performer.

The recovery in Asia and Latin America, as well as rising commodity prices, also contributed to favorable performance. Your fund's investments in corporations within the emerging economies of China, Indonesia, and Mexico rose substantially as economic growth accelerated. The recovery also drove up commodity prices, particularly those of paper producers Repap New Brunswick, Doman Industries, Ltd., and Gaylord Container Corp.

On the downside, some of the fund's food company holdings had a rough go of it toward the latter stages of the period. Vlasic and Aurora Foods were both hurt because they underestimated their marketing costs. The fund still holds these investments because we believe their problems will be short lived. Ameriserve Food, a food distributor, had to file for Chapter 11 bankruptcy protection after its suppliers lost confidence in the company's ability to meet its obligations. Fortunately, we had sold most of the fund's Ameriserve bonds before the company filed for bankruptcy, and it is no longer in the portfolio.

* OUTLOOK: CHALLENGING ENVIRONMENT

The outlook for the fiscal health of issuers in the high-yield market is fairly positive, with expectations that the default rate will decline after last summer's modest increase. However, because the U.S. economy has experienced such a long period of expansion, there is not a lot of room for error. Investors will quickly lose faith in a company if it faces some difficulties. Therefore, we overstate the value of professional fund management in such a challenging environment. Investors will have to make sure they know the companies they own and to have confidence that these companies offer solid credit characteristics. For our part, we believe that high-yield bonds are attractively valued at present and that the marketplace offers a number of promising opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Trust II is designed for investors seeking high current income through a diversified portfolio of high-yielding lower-rated corporate bonds, with a secondary objective of capital growth when consistent with high current income.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                      Class A             Class B            Class C            Class M
(inception dates)    (12/31/97)          (12/31/97)         (7/26/99)          (12/31/97)
                   NAV        POP      NAV      CDSC      NAV      CDSC      NAV        POP
---------------------------------------------------------------------------------------------
6 months          2.91%     -1.93%    2.53%   -2.35%     2.52%    1.54%     2.64%     -0.67%
---------------------------------------------------------------------------------------------
1 year            4.39      -0.59     3.74    -0.96      3.07     2.13      4.12       0.76
---------------------------------------------------------------------------------------------
Life of fund      5.76       0.78     4.31     1.73      3.52     3.52      5.22       1.75
Annual average    2.63       0.36     1.97     0.80      1.61     1.61      2.38       0.81
---------------------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                  First Boston
                                   High Yield             Consumer
                                   Bond Index           price index
------------------------------------------------------------------------
6 months                             1.52%                 1.67%
------------------------------------------------------------------------
1 year                               2.76                  3.16
------------------------------------------------------------------------
Life of fund                         4.11                  5.07
Annual average                       1.88                  2.31
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                                 Class A        Class B        Class C       Class M
-------------------------------------------------------------------------------------------
Distributions (number)              6              6              6             6
-------------------------------------------------------------------------------------------
Income                          $0.389929      $0.362379      $0.361452     $0.380532
-------------------------------------------------------------------------------------------
Capital gains                      --             --             --            --
-------------------------------------------------------------------------------------------
 Total                          $0.389929      $0.362379      $0.361452     $0.380532
-------------------------------------------------------------------------------------------
Share value:                 NAV         POP      NAV            NAV     NAV        POP
-------------------------------------------------------------------------------------------
8/31/99                     $7.49       $7.86    $7.50          $7.50   $7.50      $7.75
-------------------------------------------------------------------------------------------
2/29/00                      7.31        7.67     7.32           7.32    7.31       7.56
-------------------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------------------
Current dividend rate1      11.19%      10.66%   10.42%         10.41%  10.90%     10.55%
-------------------------------------------------------------------------------------------
Current 30-day SEC yield2   10.97       10.43    10.19          10.17   10.71      10.35
-------------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                        Class A              Class B            Class C            Class M
(inception dates)      (12/31/97)          (12/31/97)          (7/26/99)          (12/31/97)
                      NAV       POP      NAV       CDSC      NAV      CDSC      NAV        POP
-------------------------------------------------------------------------------------------------
6 months              2.15%    -2.74%    1.77%    -3.08%     1.90%    0.93%     2.16%     -1.20%
-------------------------------------------------------------------------------------------------
1 year                1.21     -3.59     0.46     -4.10     -0.13    -1.04      0.96      -2.28
-------------------------------------------------------------------------------------------------
Life of fund          4.07     -0.84     2.58      0.06      1.80     1.80      3.65       0.24
Annual average        1.79     -0.37     1.14      0.03      0.79     0.79      1.61       0.11
-------------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or class C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

CS First Boston High Yield Index is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's. It assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
February 29, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (82.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,900,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                    $    1,786,000
          3,145,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                           3,262,938
            480,000  AOA Holdings LLC sr. notes 10 3/8s, 2006                                                      470,400
            510,000  Interact Operating Co. notes 14s, 2003                                                        153,000
            310,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                               310,775
          1,483,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                               1,468,170
          1,045,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                             1,003,200
          2,125,000  TDL Infomedia Holdings Ltd. 144A sr. disc. notes stepped-coupon zero % (15 1/2s, 10/15/04), 2010
                       (United Kingdom) (STP)                                                                    1,126,250
                                                                                                            --------------
                                                                                                                 9,580,733

Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,770,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               3,911,400
          2,840,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                            1,888,600
          6,040,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                              5,556,800
          2,895,000  Burke Industries, Inc. company guaranty 10s, 2007                                           1,346,175
            860,000  Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                                  782,600
             40,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                  40,200
          5,750,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                             5,189,375
          3,490,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        3,158,450
            180,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                    157,950
                                                                                                            --------------
                                                                                                                22,031,550

Agriculture (--%)
--------------------------------------------------------------------------------------------------------------------------
            396,812  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   361,099

Airlines (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,980,000  Airbus Industries 144A notes, Ser. D, 12.266s, 2020                                         4,067,162
          3,680,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                               3,169,400
          3,815,000  Canadian Airlines Corp. secd. notes 10s, 2005 (In default)
                       (Canada) (NON) (RES)                                                                      3,090,150
          1,900,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                           1,900,000
          1,715,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                          1,089,025
          1,410,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            560,475
                                                                                                            --------------
                                                                                                                13,876,212

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             10,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                    9,300
          4,190,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                            3,729,100
                                                                                                            --------------
                                                                                                                 3,738,400

Automotive (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,070,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                     3,764,750

Automotive Parts (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            720,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         723,600
          2,480,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                      2,331,200
          4,890,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                      4,241,195
          1,994,284  Federal Mogul Corp. bank term loan Ser. B, FRN 7.94s, 2010                                  1,996,777
          1,690,000  Hayes Lemmerz International, Inc. company guaranty
                       Ser. B, 8 1/4s, 2008                                                                      1,491,425
          3,000,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                      2,887,500
          2,000,000  Johnstown America Industries, Inc. sr. sub. notes 11 3/4s, 2005                             2,155,000
          1,345,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                             1,449,237
          4,250,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          4,228,750
          4,000,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                          2,360,000
          6,130,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                             5,762,200
          3,000,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007 (In default) (NON)                                                    660,000
            565,000  San Luis Corp. S.A. de C.V. sr. notes 8 7/8s, 2008 (Mexico)                                   514,150
          3,670,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                  1,908,400
          1,780,000  Transportation Manufacturing Operations, Inc. company
                       guaranty 11 1/4s, 2009                                                                    1,784,450
                                                                                                            --------------
                                                                                                                34,493,884

Banks (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                          1,430,000
          5,250,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              4,915,208
          1,550,000  Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                       1,488,000
             15,000  CSBI Capital Trust I 144A company guaranty 11.75s, 2027                                        16,050
          4,475,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                2,908,750
          5,025,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      4,493,456
          4,380,000  Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                           4,412,850
          3,860,000  Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                             3,860,000
             10,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                  9,499
                                                                                                            --------------
                                                                                                                23,533,813

Basic Industrial Products (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          5,555,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                   4,721,750
          1,780,000  Azurix Corp. 144A notes 10 3/8s, 2007                                                       1,793,350
            320,000  Grove Holdings LLC deb. stepped-coupon zero %
                       (11 5/8s, 5/1/03), 2009 (STP)                                                                32,000
          1,560,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                546,000
          2,205,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                    2,017,575
                                                                                                            --------------
                                                                                                                 9,110,675

Broadcasting (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,020,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                              4,693,700
          6,985,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                      6,434,931
          2,000,000  Benedek Communications Corp. bank term loan Ser. B,
                       FRN 9.17s, 11/20/07                                                                       2,002,500
            890,000  Bresnan Communications, Inc. sr. notes Ser. B, 8s, 2009                                       894,450
          1,300,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                             1,144,000
            139,300  Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                                157,409
          2,085,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                            2,105,850
          4,056,000  CD Radio, Inc. sec. notes 14 1/2s, 2009                                                     3,893,760
             20,000  Central European Media Enterprises, Ltd. sr. notes
                       9 3/8s, 2004 (Bermuda)                                                                        8,200
          3,390,000  Chancellor Media Corp. company guaranty 8s, 2008                                            3,364,575
          5,175,300  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                     5,265,868
            220,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                      211,750
            370,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                       234,950
          1,540,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           1,393,700
          2,040,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      1,836,000
          2,660,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                    2,687,836
             40,000  Paxson Communications Corp. 144A sr. sub. notes
                       11 5/8s, 2002                                                                                41,300
          1,640,000  Pegasus Communications Corp. sr. notes Ser. B,
                       9 3/4s, 2006                                                                              1,590,800
            790,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                                667,550
          1,723,000  Radio One, Inc. company guaranty Ser. B, stepped-coupon, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                1,843,610
          3,090,000  Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                     3,043,650
          2,000,000  TV Azteca S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                         1,910,000
          1,285,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     1,182,200
          2,325,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                             2,179,688
                                                                                                            --------------
                                                                                                                48,788,277

Building and Construction (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,460,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                               615,000
          1,190,000  Atrium Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2009                                                                             1,139,425
          3,200,000  Consumers International 144A sr. notes 10 1/4s, 2005                                        2,272,000
          3,680,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                 3,247,600
          5,590,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                    3,857,100
            410,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       291,100
            470,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                           399,589
          1,920,000  NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                              1,824,000
          2,400,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    2,190,000
                                                                                                            --------------
                                                                                                                15,835,814

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,150,000  Building Materials Corp. company guaranty 8s, 2008                                          1,870,500
          3,095,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                    1,640,350
                                                                                                            --------------
                                                                                                                 3,510,850

Business Equipment and Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,275,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                           2,036,125
          2,260,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                2,011,400
          4,383,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                             4,514,490
          4,097,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                      1,597,830
          2,202,574  U.S. Office Products Co. bank term loan Ser. B,
                       FRN 8.38s, 2006                                                                           1,762,059
                                                                                                            --------------
                                                                                                                11,921,904

Cable Television (5.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,592,000  21st Century Telecom Group sub. deb. 13 3/4s, 2010 (PIK)                                    1,432,800
          8,490,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                      5,879,325
          5,100,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            4,692,000
          2,570,000  Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                                2,319,425
          2,000,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                        1,730,000
            580,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           540,850
         10,985,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                         6,316,375
          2,100,000  Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                                  1,911,000
          2,200,000  Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                       2,202,750
            150,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     144,375
            520,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                                572,000
          4,800,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                   4,467,984
         12,815,000  Diva Systems Corp. sr. disc. notes Ser. B, stepped-coupon
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                      6,791,950
            680,000  Globo Communicacoes company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      591,600
          1,070,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      930,900
          1,860,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                    1,957,650
          5,150,000  NTL, Inc. sr. notes Ser. B, stepped-coupon zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                             3,437,625
          1,719,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                       (Brazil)                                                                                  1,478,340
             60,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              39,900
          1,390,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s, 2005
                       (In default) (Argentina) (NON)                                                              820,100
          5,240,000  TeleWest Communications Plc 144A sr. disc. notes stepped-coupon zero %, (11 3/8s, 2/1/05), 2010
                       (United Kingdom) (STP)                                                                    3,091,600
          1,260,000  TeleWest Communications Plc, structured notes
                       (issued by DLJ International Capital) 10.8758s, 2005
                       (Cayman Islands)                                                                          1,250,298
          1,640,000  TeleWest Communications Plc 144A sr. notes 9 7/8s, 2010
                       (United Kingdom)                                                                          1,640,000
          2,210,000  TeleWest Communications Plc 144A sr. disc. notes stepped-coupon zero %, (9 1/4, 4/15/04) 2009
                       (United Kingdom) (STP)                                                                    1,303,900
          3,150,000  United Pan-Europe N.V. 144A senior notes 10 7/8s, 2009
                       (Netherlands)                                                                             3,071,250
         16,370,000  United Pan-Europe N.V. 144A senior notes zero %, 2010
                       (Netherlands)                                                                             8,676,100
          8,640,000  United Pan-Europe N.V. 144A senior notes stepped-coupon
                       zero % (12 1/2s, 8/1/00), 2009 (Netherlands) (STP)                                        4,816,800
                                                                                                            --------------
                                                                                                                72,106,897

Cellular Communications (6.1%)
--------------------------------------------------------------------------------------------------------------------------
         20,480,000  Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                       (13 1/2s, 10/1/04), 2009 (STP)                                                           12,032,000
          2,000,000  American Cellular bank term loan FRN 9.609s, 2008                                           2,000,000
          5,845,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                                 5,114,375
          1,470,000  Cellco Finance Corp. NV sr. sub. notes 15s, 2005 (Netherlands)                              1,613,325
          3,080,000  Cellco Finance Corp. NV 144A sr. notes 12 3/4s, 2005
                       (Netherlands)                                                                             3,264,800
         12,620,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP) (RES)                                                   1,514,400
          3,500,000  Charter Communications bank term loan Ser. B,
                       FRN 8.64s, 2008                                                                           3,500,000
          5,650,000  McCaw International, Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                         4,082,125
         12,360,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                       10,660,120
          1,400,000  Nextel Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        882,000
          5,870,000  Nextel Communications, Inc. sr. notes 12s, 2008                                             6,412,975
          3,070,000  Nextel Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (9 3/4s, 10/31/02), 2007 (STP)                                                     2,202,725
         23,250,000  Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                         22,494,367
          2,330,000  Nextel Partners, Inc. 144A sr. notes 11s, 2010                                              2,330,000
          2,790,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              2,790,000
          3,360,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                      3,334,800
          1,160,000  Triton PCS, Inc. company guaranty 11s, 2008                                                   829,400
          5,855,000  US Unwired, Inc. sr. disc. notes stepped-coupon zero %,
                       (13 3/8s, 11/1/04), 2009 (STP)                                                            3,381,263
                                                                                                            --------------
                                                                                                                88,438,675

Chemicals (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            625,000  ARCO Chemical Co. deb. 9.9s, 2000                                                             631,250
          4,085,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                  3,472,250
          1,515,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                             1,431,675
          1,620,000  Huntsman Corp. 144A sr. sub. notes FRN 9.38s, 2007                                          1,506,600
          7,270,000  Huntsman ICI Chemicals, Inc. 144A sr. sub. notes 10 1/8s, 2009                              7,233,650
          2,980,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                     2,816,100
          8,640,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                  8,294,400
          1,000,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                         960,000
          5,160,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                      4,231,200
          4,555,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                    3,917,300
             72,667  Polytama International notes 11 1/4s, 2007 (Indonesia)                                          8,720
          2,360,000  Royster-Clark, Inc. 144A 1st mtge 10 1/4s, 2009                                             2,100,400
          5,720,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/15/01), 2008 (STP)                                                     1,887,600
            910,000  Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                               941,850
          1,650,000  Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                       1,390,125
          3,485,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               2,753,150
                                                                                                            --------------
                                                                                                                43,576,270

Computer Services and Software (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             20,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               21,550
          4,531,000  Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                             3,760,730
          4,570,000  Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                         4,661,400
          2,550,000  Globix Corp. 144A sr. notes 12 1/2s, 2010                                                   2,530,875
          2,500,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                        2,525,000
          2,400,000  PSINet, Inc. sr. notes 11s, 2009                                                            2,448,000
          1,860,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                    1,976,250
          4,500,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                        4,860,000
          5,270,000  Verio, Inc. sr. notes 11 1/4s, 2008                                                         5,349,050
                                                                                                            --------------
                                                                                                                28,132,855

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,850,000  Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                                 1,425,000

Consumer Durable Goods (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,505,000  Albecca, Inc. company guaranty 10 3/4s, 2008                                                3,592,738
          1,850,000  Doskcil Manufacturing Co. 144A sr. sub. notes 10 1/8s, 2007                                   703,000
          7,140,000  Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      1,142,400
          8,740,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                7,341,600
             50,000  Sealy Mattress Co. company guaranty Ser. B, stepped-coupon
                       zero % (10 7/8s, 12/15/02), 2007 (STP)                                                       35,500
          4,470,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                      4,380,600
                                                                                                            --------------
                                                                                                                17,195,838

Consumer Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,950,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                              4,009,250

Cosmetics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,580,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     1,501,000
          2,150,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                              2,064,000
          2,260,000  Revlon Consumer Products sr. notes 9s, 2006                                                 1,615,900
          5,500,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        2,200,000
                                                                                                            --------------
                                                                                                                 7,380,900

Electric Utilities (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,895,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                    2,026,500
          1,270,000  Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                             1,301,750
          2,675,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                       2,822,125
          1,300,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                        1,309,139
          3,260,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                        3,126,680
          1,120,000  Cleveland Electric Illuminating Co. 1st mtge 6.86s, 2008                                    1,027,858
          5,500,000  CMS Energy Corp. pass-through certificates 7s, 2005                                         5,099,050
            590,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               550,175
          7,000,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                         8,135,540
         12,570,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                        13,455,179
            113,333  Northeast Utilities System notes Ser. B, 8.38s, 2005                                          112,790
            650,000  Panda Global Energy Co. company guaranty 12 1/2s, 2004
                       (China)                                                                                     325,000
          6,070,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                    6,252,100
                                                                                                            --------------
                                                                                                                45,543,886

Electronic Components (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,035,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           1,014,300
          1,510,000  Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                         1,442,050
            730,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                           416,100
          2,800,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                          2,758,000
          3,670,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                  3,614,950
            140,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        137,900
                                                                                                            --------------
                                                                                                                 9,383,300

Electronics (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,620,000  Celestica International, Ltd. 144A sr. sub. notes 10 1/2s, 2006
                       (Canada)                                                                                  1,652,400
          2,900,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                 2,943,500
            500,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               390,000
          4,380,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                 3,416,400
                                                                                                            --------------
                                                                                                                 8,402,300

Entertainment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            390,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon zero %,
                       (10s, 4/1/03), 2008 (STP)                                                                   249,600
            170,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                    161,500
          2,250,000  Premier Parks, Inc. bank term loan Ser. B, FRN 9.38s, 2005                                  2,266,875
          1,090,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  1,024,600
          2,810,000  Regal Cinemas, Inc. sr. sub. notes 9 1/2s, 2008                                             1,826,500
          5,000,000  SFX Entertainment, Inc. bank term loan Ser. B, FRN
                       9.563s, 2006                                                                              5,000,000
            100,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                 94,000
          4,800,000  SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                       4,920,000
          1,475,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                             479,375
          3,800,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                      3,591,000
            796,000  United Artists Theatre 144A notes FRN 10.415s, 2007                                            79,600
          6,826,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                            546,080
             97,348  United Artists Theatre bank term loan Ser. C, FRN
                       10.375s, 2007                                                                                64,250
          1,362,870  United Artists Theatre bank term loan Ser. B, FRN
                       10.313s, 2006                                                                               899,494
                                                                                                            --------------
                                                                                                                21,202,874

Environmental Control (1.7%)
--------------------------------------------------------------------------------------------------------------------------
         11,410,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       10s, 2009                                                                                 9,299,150
          2,635,000  Allied Waste Industries, Inc. bank term loan Ser. B,
                       FRN 8.875s, 2006                                                                          2,573,104
          3,215,000  Allied Waste Industries, Inc. bank term loan Ser. C,
                        FRN 9.125s, 2007                                                                         3,159,220
          2,750,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                              2,316,875
             70,000  Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                               49,700
          2,000,000  USA Waste Services, Inc. sr. notes 6 1/2s, 2002                                             1,874,180
          1,150,000  Waste Management, Inc. sr. notes 7 1/8s, 2007                                               1,023,535
          3,050,000  Waste Management, Inc. company guaranty 6 7/8s, 2009                                        2,587,620
          2,500,000  WMX Technologies, Inc. notes 6 3/8s, 2003                                                   2,289,350
                                                                                                            --------------
                                                                                                                25,172,734

Financial Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,765,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                2,859,000
          3,000,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                           2,160,000
          2,950,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                        2,065,000
            105,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                          95,364
            310,000  Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                          318,925
          2,950,000  Contifinancial Corp. sr. notes 8 3/8s, 2003 (RES)                                             265,500
          3,370,000  Contifinancial Corp. sr. notes 8 1/8s, 2008 (RES)                                             303,300
          3,460,000  Contifinancial Corp. sr. notes 7 1/2s, 2002 (RES)                                             302,750
            930,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               720,750
          2,030,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                     1,542,800
          1,300,000  Local Financial Corp. sr. notes 11s, 2004                                                   1,300,000
          3,485,000  Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                     2,544,050
            210,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                          136,500
             20,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     18,800
            981,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                     902,520
          5,360,000  Resource America, Inc. 144A sr. notes 12s, 2004                                             4,234,400
            560,000  Superior Financial 144A sr. notes 8.65s, 2003                                                 532,231
                                                                                                            --------------
                                                                                                                20,301,890

Food and Beverages (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                      1,925,000
          1,270,000  Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                                   698,500
          4,100,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                              3,997,500
          4,005,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                    3,183,975
          2,325,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         1,395,000
          1,940,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                        1,338,600
          1,900,000  RAB Holdings, Inc. sr. notes 13s, 2008                                                        950,000
          3,000,000  Sbarro, Inc. 144A sr. notes 11s, 2009                                                       3,045,000
          4,700,000  Triarc Consumer Products, Inc. company guaranty
                       10 1/4s, 2009                                                                             4,500,250
          3,030,000  Vlasic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                                1,727,100
                                                                                                            --------------
                                                                                                                22,760,925

Gaming (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            295,406  Ameristar Casinos, Inc. bonds 8s, 2004                                                        265,865
          1,755,077  Ameristar Casinos, Inc. company guaranty Ser. B, 8s, 2004                                   1,579,569
          2,890,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                            2,976,700
          1,110,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                       1,110,000
          2,660,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                               2,500,400
          2,000,000  Circus Circus Enterprises, Inc. sr. sub. deb. 7 5/8s, 2013                                  1,705,000
            350,000  Fitzgeralds Gaming Corp. company guaranty Ser. B, 12 1/4s,
                       2004 (In default) (NON) (RES)                                                               178,500
            470,000  Hard Rock Hotel, Inc. sr. sub. notes Ser. B, 9 1/4s, 2005                                     380,700
          5,420,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                       5,596,150
          1,820,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                  1,751,750
          1,750,000  Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                     1,610,000
            750,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   817,500
          1,080,000  Isle Of Capri Black Hawk bank term loan Ser. B, FRN
                       9.369s, 2006                                                                              1,084,050
          3,230,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                    3,092,725
            110,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                           104,500
          3,160,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                             3,045,197
          1,620,000  Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                                1,733,400
          9,208,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          6,307,480
          7,760,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          7,837,600
            950,000  Venetian Casino company guaranty 12 1/4s, 2004                                                864,500
                                                                                                            --------------
                                                                                                                44,541,586

Health Care (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            800,000  Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                          809,000
          3,080,000  Columbia/HCA Healthcare Corp. med. term notes 8.85s, 2007                                   2,964,500
            780,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                696,150
          2,220,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                            1,948,050
            500,000  Columbia/HCA Healthcare Corp. med term notes 6.63s, 2045                                      471,065
          1,435,000  Conmed Corp. company guaranty 9s, 2008                                                      1,320,200
            746,250  Dade Behring bank term loan Ser. B, FRN 9.00s, 2007                                           746,250
            746,250  Dade Behring bank term loan Ser. C, FRN 9.25s, 2006                                           746,250
          3,810,000  Extendicare Health Services, Inc. company guaranty 9.35s, 2007                              2,400,300
          2,500,000  Genesis Health Ventures, Inc. sr. sub. notes 9 3/4s, 2005                                     375,000
            575,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     460,000
          4,390,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007 (In default) (NON)                                                              87,800
            645,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008 (In default) (NON)                                                              12,900
            868,101  Magellan Health bank term loan Ser. C, FRN 8.625s, 2005                                       833,377
          9,100,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, stepped-coupon zero % (10 1/2s, 11/1/02), 2007
                       (In default) (NON) (STP)                                                                     45,500
          1,355,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007 (In default) (NON)                                                               6,775
          2,150,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                               2,042,500
          7,500,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                1,125,000
          3,365,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              1,379,650
            250,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                         237,500
         11,055,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                       (In default) (NON)                                                                          221,100
          3,640,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                       (In default) (NON)                                                                           72,800
             55,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                             52,525
          7,000,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                       6,440,000
          2,420,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                   2,299,000
          3,275,000  Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                                 3,348,688
          2,000,000  Vanguard Health bank term loan Ser. B, FRN 10.25s, 2001                                     2,010,000
                                                                                                            --------------
                                                                                                                33,151,880

Insurance (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Vesta Insurance Group, Inc. 144A company guaranty
                       8.558s, 2027                                                                              1,299,700

Lodging (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,290,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           941,700
          5,595,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                  4,853,663
          1,200,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                           1,107,000
          4,820,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   5,024,850
          5,000,000  ITT Corp. notes 6 3/4s, 2005                                                                4,400,900
          8,500,000  Starwood Hotels & Resorts Worldwide, Inc. bank term loan
                       FRN 8.558s, 2003                                                                          8,542,500
          2,244,375  Strategic Hotel bank term loan FRN 9.63s, 2004                                              2,249,986
          2,230,000  Sun International Hotels, Ltd. sr. sub. notes 8 5/8s, 2007                                  2,029,300
                                                                                                            --------------
                                                                                                                29,149,899

Manufacturing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,590,000  Blount Inc. company guaranty 13s, 2009                                                      4,842,450
          4,640,000  Blount Inc. bank term loan FRN 9.825s, 2006                                                 4,674,800
          1,945,059  Grove Investors LLC notes 14 1/2s, 2010 (PIK)                                                 116,704
          1,670,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                  801,600
                                                                                                            --------------
                                                                                                                10,435,554

Medical Supplies and Devices (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,760,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                  2,290,800
          2,900,000  Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                                2,146,000
          4,000,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                          2,990,000
          2,800,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                              140,000
          4,180,000  Mediq, Inc. company guaranty 11s, 2008                                                        418,000
                                                                                                            --------------
                                                                                                                 7,984,800

Metals and Mining (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             28,000  Anker Coal Group, Inc. 144A sec. notes 14 1/4s, 2007 (PIK)                                     20,440
          5,940,000  Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                              5,940,000
          1,920,000  Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                     1,848,000
          3,430,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                      1,029,000
          1,600,000  Neenah Corp. sr. sub. notes Ser. B, 11 1/8s, 2007                                           1,456,000
          2,300,000  Neenah Corp. company guaranty Ser. F, 11 1/8s, 2007                                         2,093,000
                                                                                                            --------------
                                                                                                                12,386,440

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,540,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                         1,930,400
          1,685,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                         1,297,450
          1,880,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s, 2008 (Mexico)                             1,598,000
                                                                                                            --------------
                                                                                                                 4,825,850

Oil and Gas (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,200,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                2,255,000
          2,550,000  Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                   2,397,000
            100,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                   65,000
          2,195,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                 1,311,513
            200,000  Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                                    201,000
          2,565,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                 2,500,875
          1,740,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                      1,670,400
          2,190,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                  2,233,800
          2,990,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                    2,915,250
          4,990,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                    4,752,975
          1,000,000  Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                                   962,500
          2,700,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                      2,531,250
          4,000,000  Port Arthur Finance Corp. 144A sec. notes 12 1/2s, 2009                                     3,720,000
          2,580,000  R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                    2,773,500
            650,000  R&B Falcon Corp. company guaranty 9 1/2s, 2008                                                632,125
          2,390,000  RBF Finance Co. company guaranty 11 3/8s, 2009                                              2,533,400
          4,355,000  RBF Finance Co. company guaranty 11s, 2006                                                  4,529,200
          3,340,000  RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                    1,603,200
          2,840,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          852,000
            825,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                  816,750
          2,525,000  Stone Energy Corp. company guaranty 8 3/4s, 2007                                            2,360,875
          4,800,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                               4,848,000
             50,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                                10,000
                                                                                                            --------------
                                                                                                                48,475,613

Packaging and Containers (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,240,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                            3,731,200
          2,000,000  Ball Corp. company guaranty 7 3/4s, 2006                                                    1,895,000
          1,675,000  Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                         1,373,500
            170,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                        158,525
          1,435,000  Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                      1,309,438
          4,940,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                           4,569,500
            447,222  Jefferson Smurfit bank term loan Ser. B, FRN 9.375s, 2006                                     447,222
          1,280,000  Kappa Beheer BV company guaranty 10 5/8s, 2009
                       (Netherlands)                                                                             1,292,800
             40,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                      38,803
            480,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                          419,698
          3,870,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                  3,501,615
          1,658,842  Packaging Corp. bank term loan Ser. C, FRN 9.438s, 2008                                     1,569,629
          1,210,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                   1,119,250
          5,860,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                             5,610,950
          2,700,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                             2,740,500
              1,500  Stone Container Corp. sr. sub. debs. 12 1/4s, 2002                                          1,492,500
                                                                                                            --------------
                                                                                                                31,270,130

Paper and Forest Products (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,731,827  Alabama River Newsprint bank term loan FRN 8.125s, 2002                                     1,385,462
          4,350,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                    2,740,500
          3,000,000  APP Global Finance III sec. notes 10.345s, 2002
                       (Cayman Islands)                                                                          2,190,000
            190,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                         179,001
          2,000,000  Boise Cascade Co. notes 7.35s, 2004                                                         1,902,480
          2,640,000  Doman Industries, Ltd. company guaranty 12s, 2004 (Canada)                                  2,772,000
            750,000  Doman Industries, Ltd. 144A sr. notes 8 3/4s, 2004 (Canada)                                   656,250
          1,930,000  Impac Group, Inc. company guaranty Ser. B, 10 1/8s, 2008                                    1,640,500
          6,260,000  Indah Kiat Financial Mauritius, Ltd. company guaranty 10s, 2007
                       (Indonesia)                                                                               4,256,800
          3,480,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                          3,462,600
          6,585,000  Pindo Deli Finance Mauritius, Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 4,477,800
          2,050,000  Repap New Brunswick sec. notes 11 1/2s, 2004 (Canada)                                       2,091,000
          4,420,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                        4,088,500
          2,310,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                            2,079,000
          1,640,000  Tembec Industries, Inc. company guaranty 8 5/8s, 2009
                       (Canada)                                                                                  1,578,500
                                                                                                            --------------
                                                                                                                35,500,393

Pharmaceuticals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            940,000  Biovail Corp. International sr. notes 10 7/8s, 2005                                         1,062,200
            575,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         547,688
          6,720,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                       6,216,000
                                                                                                            --------------
                                                                                                                 7,825,888

Publishing (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,225,000  Affinity Group Holdings sr. notes 11s, 2007                                                 4,807,000
             50,000  American Media Operation, Inc. sr. sub. notes 10 1/4s, 2009                                    49,625
          3,075,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                           2,813,625
          2,000,000  Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                                   1,790,000
          2,610,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   2,185,875
          2,156,032  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                   1,961,989
                                                                                                            --------------
                                                                                                                13,608,114

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            870,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                      748,200
             90,000  TFM S.A. de C.V. company guaranty stepped-coupon zero %,
                       (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                      63,675
                                                                                                            --------------
                                                                                                                   811,875

REITs (Real Estate Investment Trust) (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,335,000  Tanger Properties, Ltd. partnership gtd. notes 8 3/4s, 2001                                 2,311,673

Retail (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 5/1/03), 2008 (STP)                                                                   300,000
          1,000,000  Community Distributors 144A company guaranty Ser. B,
                       10 1/4s, 2004                                                                               815,000
          3,420,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                 2,838,600
          2,030,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                1,461,600
            100,000  K mart Corp. med. term notes 7.55s, 2004                                                       93,229
          1,500,000  Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                                   975,000
          2,435,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  2,361,950
          5,000,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                                 4,500,000
          2,440,000  North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                               2,330,200
                                                                                                            --------------
                                                                                                                15,675,579

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,210,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                   2,442,050
          1,910,000  Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005                                       1,337,000
          1,275,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes 10 1/8s, 2004
                       (Mexico)                                                                                    994,500
                                                                                                            --------------
                                                                                                                 4,773,550

Semiconductors (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                         980,000
          5,250,000  Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                             5,092,500
            820,000  ChipPac Intl. Ltd. 144A company guaranty 12 3/4s, 2009                                        861,000
          5,500,000  Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                                5,390,000
          3,160,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           2,875,600
                                                                                                            --------------
                                                                                                                15,199,100

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                       (Greece)                                                                                    115,000
             40,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              28,800
            100,000  Pegasus Shipping 144A 11 7/8s, 2004 (In default) (NON)                                         38,000
          2,555,000  Transportacion Maritima Mexicana S.A. de C.V. notes
                       9 1/4s, 2003 (Mexico)                                                                     2,235,625
                                                                                                            --------------
                                                                                                                 2,417,425

Steel (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          5,900,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                5,339,500
          1,070,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                          1,037,900
          4,640,000  LTV Corp. sr. notes 11 3/4s, 2009                                                           4,732,800
          2,210,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                         2,187,900
          1,820,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                    1,883,700
          5,075,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 5,024,250
          2,145,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                   2,193,263
          3,145,000  Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                      2,948,438
          1,765,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           1,663,513
                                                                                                            --------------
                                                                                                                27,011,264

Supermarkets (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,200,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                   1,793,000
            630,000  Southland Corp. deb. 4s, 2004                                                                 485,100
                                                                                                            --------------
                                                                                                                 2,278,100

Telecommunications (11.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,170,000  Alaska Communications Systems Corp. company guaranty
                       9 3/8s, 2009                                                                              2,023,525
          1,870,000  Allegiance Telecom, Inc. sr. disc. notes Ser. B, stepped-coupon
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                     1,365,100
          3,350,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  1,909,500
          1,220,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     939,400
            620,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                            620,000
          6,505,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                   5,724,400
         14,755,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              7,137,731
          1,680,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                      1,293,600
          1,540,000  Caprock Communications Corp. sr. notes 11 1/2s, 2009                                        1,570,800
          3,600,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                            3,780,000
             35,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default)
                       (United Kingdom) (NON)                                                                        8,750
          7,870,000  Covad Communications Group, Inc. sr. disc. notes Ser.B,
                       stepped-coupon zero % (13 1/2s, 03/15/03), 2008 (STP)                                     5,036,800
          3,509,000  Covad Communications Group 144A sr. notes 12s, 2010                                         3,482,683
          3,500,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                   3,421,250
          1,360,000  Esprit Telecom Group Plc sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          1,305,600
          8,410,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                           4,289,100
          3,550,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             3,195,000
          8,275,000  Focal Communications Corp. sr. disc. notes Ser. B,
                       stepped-coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                     5,544,250
          2,800,000  Focal Communications Corp. 144A sr. notes 11 7/8s, 2010                                     2,898,000
          5,650,000  Global Crossing Holdings, Ltd. 144A sr. notes 9 1/2s, 2009                                  5,452,250
          3,000,000  Global Crossing Holdings, Ltd. 144A sr. notes 9 1/8s, 2006                                  2,895,000
            985,000  Globe Telecom, Inc. 144A sr. notes 13s, 2009 (Philippines)                                  1,090,888
          9,545,000  GST Telecommunications, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/2s, 5/1/03), 2008 (STP)                                                      4,724,775
            590,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                               590,000
            115,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               122,762
          5,700,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 02/15/03), 2008 (STP)                                                        3,320,250
            900,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     852,750
          7,710,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                              4,413,975
          3,895,000  Intelcom Group (USA), Inc. company guaranty
                       stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                       3,242,588
            350,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 2/1/01), 2006 (STP)                                                                   327,250
            650,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  593,125
            250,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                228,125
          3,740,000  Intira Corp. bonds 13s, 2010                                                                1,993,083
          8,360,000  IPC Information Systems, Inc. sr. disc. notes zero %
                       (10 7/8s,), 2008 (STP)                                                                    7,273,200
            840,000  KMC Telecommunications Holdings, Inc. sr. notes 13 1/2s, 2009                                 856,800
         13,095,000  KMC Telecommunications Holdings, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                      7,595,100
          2,360,000  Level 3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                    2,348,200
            830,000  Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                          832,075
          4,400,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                    3,190,000
          4,580,000  Madison River Capital 144A sr. notes 13 1/4s, 2010                                          4,511,300
          4,735,000  Microcell Telecommunications sr. disc. notes Ser. B,
                       stepped-coupon zero % (14s, 12/1/01), 2006 (Canada) (STP)                                 4,261,500
          1,600,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                            1,124,000
            800,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                       (Poland)                                                                                    706,000
          2,080,000  NEXTLINK Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 6/1/04), 2009 (STP)                                       1,232,400
            300,000  NEXTLINK Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                        167,250
          3,905,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       4,100,250
          3,090,000  NorthPoint Communications Group, Inc. 144A notes
                       12 7/8s, 2010                                                                             3,074,550
          3,785,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                       2,498,100
          1,000,000  Primus Telecommunications Group, Inc. sr. notes 12 3/4s, 2009                               1,030,000
          1,680,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                              1,516,200
          2,200,000  Rhythms Netconnections, Inc. 144A sr. notes 14s, 2010                                       2,167,000
            840,000  Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                       11 1/4s, (11 1/4s, 4/15/04), 2009 (STP)                                                     487,200
          3,480,000  Startec Global Communications Corp. sr. notes 12s, 2008                                     2,905,800
          2,390,000  Tele1 Europe BV 144A sr. notes 13s, 2009                                                    2,509,500
          5,070,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                              4,626,375
          1,630,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         81,500
          2,520,000  Teligent, Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                             1,467,900
          3,030,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 3,302,700
          1,230,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                 1,340,700
          7,825,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                         11,581,000
          2,510,000  WinStar Communications. Inc, sr. sub. notes 11s, 2008                                       2,597,850
          1,880,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                                      2,068,000
          3,855,000  World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                          3,503,231
                                                                                                            --------------
                                                                                                               170,347,991

Telephone Services (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,000,000  Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                       zero % (12 7/8s, 2/15/05), 2010 (STP)                                                     3,180,000
          6,620,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                           4,303,000
          5,245,000  Onepoint Communications, Inc. company guaranty Ser. B,
                       14 1/2s, 2008                                                                             3,409,250
          1,400,000  RSL Communications, Ltd. 144A company guaranty
                       10 1/2s, 2008                                                                             1,225,000
          7,500,000  RSL Communications, Ltd. company guaranty, stepped-coupon
                       zero % (10 1/8s, 3/1/03), 2008 (STP)                                                      4,125,000
            295,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        236,000
          2,880,000  Transtel S.A. pass-through certificates 12 1/2s, 2007                                       1,670,400
          2,370,000  US Xchange LLC sr. notes 15s, 2008                                                          1,422,000
          8,905,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                            5,209,425
          5,851,000  Viatel, Inc. sr. notes 11 1/2s, 2009                                                        5,499,940
            455,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          425,425
                                                                                                            --------------
                                                                                                                30,705,440

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Day International Group, Inc. company guaranty 9 1/2s, 2008                                    73,800
          3,420,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                            1,043,100
            405,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         380,700
          2,560,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                   2,374,400
          3,500,000  Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                              2,922,500
                                                                                                            --------------
                                                                                                                 6,794,500

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,260,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               1,200,150
          2,000,000  Transportation Tech. bank term loan FRN 9.859s, 2007                                        2,000,000
                                                                                                            --------------
                                                                                                                 3,200,150

Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
            670,000  Public Service Co. of New Mexico sr. notes Ser. B, 7 1/2s, 2018                               632,634

Wireless Communications (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,985,000  Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s, 2006
                       (Mexico)                                                                                  3,279,769
            440,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         308,000
            125,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      13,750
          3,650,000  Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                       (11 5/8s, 4/15/04), 2009 (STP)                                                            2,372,500
          2,350,000  Tritel PCS, Inc. company guaranty stepped-coupon zero %
                       (12 3/4s, 5/15/04), 2009 (STP)                                                            1,527,500
          2,680,000  Voicestream Wire Corp. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 11/15/04), 2009 (STP)                                                           1,675,000
          7,100,000  Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                         7,348,500
                                                                                                            --------------
                                                                                                                16,525,019
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $1,315,906,412)                                  $1,194,721,702

PREFERRED STOCKS (5.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,500  California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                   $      151,125
             19,500  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                         1,033,500
              2,750  First Republic Capital Corp. 144A 10.50% pfd.                                               2,585,000
                                                                                                            --------------
                                                                                                                 3,769,625

Broadcasting (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                400  Benedek Communications $11.50 pfd. (PIK)                                                      334,800
                988  Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                        110,409
              5,401  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                 5,536,025
                735  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                          7,533,750
              2,614  Paxson Communications Corp. $12.50 pfd. (PIK)                                               2,744,700
                                                                                                            --------------
                                                                                                                16,259,684

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            227,225  Brand Scaffold Services, Inc. 144A $3.625 pfd.                                              6,248,688

Cable Television (1.0%)
--------------------------------------------------------------------------------------------------------------------------
              1,597  Adelphia Business Solutions, Inc. Ser. B, 12.875% pfd.                                      1,589,015
             41,257  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                      4,497,013
             80,835  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                          8,750,388
                                                                                                            --------------
                                                                                                                14,836,416

Cellular Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              5,681  Dobson Communications 13.00% pfd. (PIK)                                                     6,163,885
              1,130  Dobson Communications Corp. 12.25% pfd. (PIK)                                               1,130,000
              2,800  Rural Cellular Corp. 12.25% pfd. (PIK)                                                      2,807,000
                                                                                                            --------------
                                                                                                                10,100,885

Chemicals (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  Avecia Group Plc $4.00 pfd. (PIK)                                                           3,187,500

Computer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,066  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                          1,085,321

Electric Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
                320  Public Service Co. of New Hampshire $2.651 1st mtge. pfd.                                       8,000

Gaming (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             34,245  Lady Luck Gaming Corp. $11.25 pfd.                                                          1,780,740

Insurance (--%)
--------------------------------------------------------------------------------------------------------------------------
              3,351  CGA Group, Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 90,477

Medical Supplies and Devices (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,635  Fresenius Medical Capital Trust I company guaranty, Ser. D,
                       9.00% pfd. (Germany)                                                                      1,581,863
              1,590  Fresenius Medical Capital Trust II company guaranty, $7.875 pfd.
                       (Germany)                                                                                 1,434,975
                                                                                                            --------------
                                                                                                                 3,016,838

Oil and Gas (--%)
--------------------------------------------------------------------------------------------------------------------------
                165  R&B Falcon Corp. $13.875 pfd.                                                                 169,950

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             12,802  Packaging Corp. of America $12.375 pfd. (PIK)                                               1,494,634

Telecommunications (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              4,987  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                     4,563,105
              5,429  ICG Holdings, Inc. 144A $14.00 pfd. (Canada) (PIK)                                          4,831,810
              7,336  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                          7,299,320
                223  Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                    236,380
                698  Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                        670,080
             73,033  NEXTLINK Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                    3,797,716
                544  Trikon Technologies, Inc. Ser. H, $8.125 pfd. (PIK)                                             3,264
                  5  Trikon Technologies, Inc. Ser. I, $8.125 pfd.                                                   6,986
              1,345  WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)                                    1,546,750
                                                                                                            --------------
                                                                                                                22,955,411
                                                                                                            --------------
                     Total Preferred Stocks (cost $83,090,978)                                              $   85,004,169

COLLATERALIZED MORTGAGE OBLIGATIONS (1.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,000,000  Amresco Commercial Mortgage Funding Ser. 97-C1,
                       Class G, 7s, 2029                                                                    $    1,567,500
         33,109,072  Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                       Interest Only (IO), 0.916s, 2020                                                          2,061,557
          2,720,000  Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                       Class C, 7s, 2012                                                                         1,875,950
          1,300,000  CS First Boston Mortgage Securities Corp. Ser. 99-C1,
                       Class F, 8.18s, 2009                                                                      1,208,188
                     Fannie Mae
              2,005    Ser. 92-184, Class J, IO, 11.46s, 2022                                                       81,428
            343,000    Ser. 96-5, Class SW, IO, 10.36s, 2018                                                       113,833
              1,204    Ser. 92-181, Class PJ, IO, 10.08s, 2022                                                      42,551
            250,746    Ser. 241, Class 2, IO, 8.5s, 2023                                                            73,461
          8,971,247    Ser. 96-39, Class TB, IO, 8.385s, 2021                                                    2,607,269
            520,243    Ser. G93-98s, Class IO, 8s, 2023                                                            154,928
          7,178,727    Ser. 218, Class 2, IO, 7.5s, 2023                                                         2,236,622
          7,710,909    Ser. 221, Class 2, IO, 7.5s, 2023                                                         2,407,250
          2,993,326    Ser. 252, Class 2, IO, 7..5s, 2023                                                          953,187
            470,174    Ser. 215, Class 2, IO, 7s, 2023                                                             143,476
            343,000    Ser. 00-4, Class SX, 6.998s, 2023                                                           310,201
            403,000    Ser. 97-23, Class SJ, IO, 5.253s, 2023                                                       83,119
                     Freddie Mac
          2,087,985    Ser. 1849, Class DA, IO, 8.179s, 2022                                                       645,970
          1,010,000    Ser. 2033, Class SL, IO, 8.017s, 2021                                                       293,531
            847,000    Ser. 2032, Class SK, IO, 7.475s, 2024                                                       356,269
            262,000    Ser. 2183, Class SG, 5.43s, 2014                                                            195,518
            340,351    Ser. 2182, Class EC, Principal Only (PO), zero %, 2025                                      246,795
          3,800,000  General Growth Properties-Ala Moana Ser. 99-C1,
                       Class F, 8.64s, 2004                                                                      3,809,500
          4,520,439  Government National Mortgage Association Ser. 99-34,
                       Class SC, IO, 2.72s, 2019                                                                   248,624
          2,600,000  GS Mortgage Securities Corp. Ser. 99-FL2A,
                       Class G, 7.855s, 2013                                                                     2,456,594
          5,629,568  Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, IO,
                       1.602s, 2028                                                                                374,718
         13,709,520  Mortgage Capital Funding, Inc. Ser. 98-MC1, Class X, IO,
                       0.574s, 2009                                                                                506,610
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations (cost $25,095,850)                           $   25,054,649

CONVERTIBLE PREFERRED STOCKS (1.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              4,745  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                            $      175,565
             10,065  Global Crossing 144A $1.75 cv. pfd.                                                         2,683,581
             76,760  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                               3,367,845
              1,020  Interact Electronic $7.00 cv. pfd                                                               1,020
             20,900  LTV Corp. (The) 144A $4.125 cv. pfd.                                                        1,076,350
                 89  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                         881,100
             27,900  PSINet, Inc. 144A $3.50 cv. cum. pfd.                                                       1,436,850
             18,060  PSINet, Inc. Ser. C, $3.375 cv. cum. pfd.                                                   1,445,929
             25,400  RSL Communications, Ltd. 144A $3.75 cv. pfd. (Bermuda)                                         12,794
            109,060  Verio, Inc. 144A $3.375 cv. pfd.                                                            9,174,672
              2,937  XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd. (PIK)                                                  2,937
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $17,680,585)                                  $   20,258,643

CONVERTIBLE BONDS AND NOTES (1.2%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    5,000,000  Aames Financial Corp. cv. sub. deb. 5 1/2s, 2006                                       $    1,500,000
          3,470,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                         1,804,400
          4,490,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                              2,447,050
            140,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  107,450
          4,000,000  Micron Technology, Inc. cv. notes 6 1/2s, 2005                                              3,340,000
            990,000  NTL, Inc. 144A cv. sub. notes 5 3/4s, 2009                                                  1,007,325
          1,615,000  Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                             1,180,968
          3,000,000  Total Renal Care Holdings, Inc. 144A cv. notes 7s, 2009                                     1,785,000
          4,010,000  Waste Management, Inc. cv. sub. notes 4s, 2002                                              3,553,863
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $17,920,230)                                   $   16,726,056

UNITS (1.1%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,870  Earthwatch 144A units stepped-coupon zero %
                       (13s, 7/15/02), 2007 (STP)                                                           $    2,052,050
              6,150  Equinix, Inc. 144A units 13s, 2007                                                          6,334,500
              1,970  GT Group Telecom 144A units stepped-coupon zero %
                       (13 1/4s, 2/1/05), 2010 (Canada) (STP)                                                    1,152,450
              2,580  Leap Wireless 144A units 12 1/2s, 2010                                                      2,618,700
              2,680  Pegasus Shipping 144A units company guaranty stepped-
                       coupon zero % (14 1/2s. 6/20/03), 2008 (Bermuda) (STP)                                      201,000
              3,750  Peninsula Gaming LLC 144A units 12 1/4s, 2006                                               3,900,000
                 55  XCL Ltd. units 13 1/2s, 2004 (In default) (NON)                                                 5,500
             19,405  XCL Ltd. 144A units cv. cum. pfd. 9.50% (PIK)                                                  19,405
                                                                                                            --------------
                     Total Units (cost $19,791,518)                                                         $   16,283,605

WARRANTS (1.0%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,260  21st Century Telecom Group 144A                                            2/15/10     $       34,650
                  7  Anker Coal Group, Inc. 144A                                                10/28/09                 0
              1,220  Bestel S.A. (Mexico)                                                       5/15/05            146,400
              5,160  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08            283,800
              3,600  Carrier 1 International                                                    2/19/09          2,340,000
             12,168  CD Radio, Inc. 144A                                                        5/15/09          1,581,840
              3,230  Cellnet Data Systems, Inc.                                                 10/1/07             16,150
              3,200  CGA Group, Ltd. 144A                                                       2/11/07                 32
                300  Club Regina, Inc. 144A                                                     12/1/04                  3
                472  Conecel Holdings (United Kingdom)                                          10/1/00                 47
              4,531  Cybernet Internet 144A                                                     7/1/09             770,270
              6,150  Decrane Holdings                                                           9/30/08                 62
                375  Destia Communications 144A                                                 7/15/07             52,500
             39,365  Diva Systems Corp.                                                         3/1/08             314,920
                850  E. Spire Communications, Inc.                                              11/1/05             13,600
              1,290  Epic Resorts                                                               6/15/05                 13
                 25  Esat Holdings, Inc. (Ireland)                                              2/1/07               5,625
              5,810  Firstworld Communication                                                   4/15/08          1,162,000
                 60  Globalstar Telecommunications                                              2/15/04              5,700
             53,776  ICG Communications                                                         10/15/05           941,080
              1,670  Insilco Holding Co.                                                        8/15/08              5,845
                 20  Interact Systems, Inc.                                                     8/1/03                   1
              1,020  Interact Systems, Inc. 144A                                                12/15/09                10
             61,789  Intira Corp. Class A                                                       2/1/10                 618
             21,233  Intira Corp. Class B                                                       2/1/10                 210
                470  Iridium World Com 144A                                                     7/15/05                  1
              3,830  KMC Telecom Holdings, Inc.                                                 4/15/08             13,405
              3,815  Knology Holdings                                                           10/22/07             8,584
                 60  Long Distance International, Inc. 144A                                     4/13/08                 75
                 50  Loral Space & Communications                                               1/15/07                550
                320  McCaw International, Ltd.                                                  4/15/07              1,440
              2,800  Mediq Inc. 144A                                                            6/1/09                  28
                 30  Metronet Communications 144A                                               8/15/07              4,500
             31,929  Network Plus Corp.                                                         12/31/00         3,192,900
              5,245  Onepoint Communications, Inc.                                              6/1/08              52,450
                440  Orbital Imaging Corp. 144A                                                 3/1/05               8,800
             10,180  Pathnet, Inc. 144A                                                         4/15/08            101,800
              2,560  Paxson Communications Corp. 144A                                           6/30/03              7,680
                150  R&B Falcon Corp. 144A                                                      5/1/09              41,250
              2,480  Startec Global Communications Corp.                                        5/15/08             44,640
              2,390  Tele1 Europe BV 144A (PIK)                                                 5/15/09            717,000
              1,580  Telehub Communications Corp.                                               7/31/05                790
                125  UIH Australia/Pacific, Inc. 144A                                           5/15/06              3,750
              2,260  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08          1,762,800
                990  WAM!NET, Inc.                                                              3/1/05              10,890
            125,000  ZSC Specialty Chemicals Plc 144A
                       (United Kingdom)                                                         7/1/10             203,125
            125,000  ZSC Specialty Chemicals Plc 144A pfd.
                       (United Kingdom)                                                         7/1/10              78,125
                                                                                                            --------------
                     Total Warrants (cost $5,408,545)                                                       $   13,929,959

FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
USD       4,000,000  Brazil (Government of) 11 5/8s, 2004                                                   $    3,955,200
USD       3,730,000  United Mexican States bonds Ser. XW, IO,
                       10 3/8s, 2009                                                                             4,019,075
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $7,932,266)                                                                    $    7,974,275

COMMON STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             33,251  Airgate PCS, Inc. (NON)                                                                $    3,258,598
             27,272  Capstar Broadcasting Partners                                                                 109,088
             64,112  Celcaribe S.A. (Colombia) (NON)                                                                24,042
             90,040  Celcaribe S.A. 144A (Colombia) (NON)                                                          157,570
              4,584  MGC Communications, Inc.                                                                      316,296
                619  Mothers Work, Inc. (NON)                                                                        7,041
                125  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     1
                400  Spanish Broadcasting System, Inc. (NON)                                                         6,120
             17,111  Viatel, Inc. (NON)                                                                            963,563
             15,717  WinStar Communications, Inc. (NON)                                                          1,216,103
                                                                                                            --------------
                     Total Common Stocks (cost $1,863,597)                                                  $    6,058,422

BRADY BONDS (0.4%) (a) (cost $4,702,410)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    5,930,000  United Mexican States Ser. D. FRB, 6.068s, 2019                                        $    5,685,388

ASSET-BACKED SECURITIES (0.1%) (a) (cost $1,655,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,000,000  Green Tree Home Improvement Loan Trust Ser. 95-F,
                       Class B2, 7.1s, 2021                                                                 $    1,641,563

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Treasury Obligations (--%) (cost $568,934)
--------------------------------------------------------------------------------------------------------------------------
     $      600,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                            $      590,064

SHORT-TERM INVESTMENTS (0.8%) (a) (cost $11,386,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   11,386,000  Interest in $700,000,000 joint repurchase agreement dated
                       February 29, 2000 with S.B.C. Warburg, Inc. due
                       March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $11,387,825 for an
                       effective yield of 5.77%                                                             $   11,386,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,513,002,325) (b)                                            $1,405,314,495
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,442,485,946.

  (b) The aggregate identified cost on a tax basis is $1,513,116,294, resulting in gross unrealized appreciation and depreciation of $50,592,143 and $158,393,942, respectively, or net unrealized depreciation of $107,801,799.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      February 29, 2000 was $5,654,600 or 0.4% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      February 29, 2000, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,513,002,325) (Note 1)                                        $1,405,314,495
-----------------------------------------------------------------------------------------------
Cash                                                                                  8,826,751
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            30,290,472
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                6,228,573
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       34,097,434
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,484,757,725

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         16,960
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 5,420,840
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     28,028,365
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            5,377,059
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,238,137
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              135,715
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13,732
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,936
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  924,417
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  113,618
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    42,271,779
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,442,485,946

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,647,447,184
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (9,000,934)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (88,272,474)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                       (107,687,830)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,442,485,946

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($575,846,539 divided by 78,825,435 shares)                                               $7.31
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.31)*                                    $7.67
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($818,595,948 divided by 111,895,050 shares)**                                            $7.32
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($10,519,746 divided by1,438,076 shares)**                                                $7.32
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($37,523,713 divided by 5,132,547 shares)                                                 $7.31
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.31)*                                    $7.56
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $77,894,157
-----------------------------------------------------------------------------------------------
Dividend                                                                              4,275,977
-----------------------------------------------------------------------------------------------
Total investment income                                                              82,170,134

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,483,075
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          670,544
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        19,034
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          7,984
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   723,332
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,151,191
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    28,378
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    95,050
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  59,615
-----------------------------------------------------------------------------------------------
Auditing                                                                                 35,250
-----------------------------------------------------------------------------------------------
Legal                                                                                    48,959
-----------------------------------------------------------------------------------------------
Postage                                                                                  58,195
-----------------------------------------------------------------------------------------------
Other expenses                                                                           86,250
-----------------------------------------------------------------------------------------------
Total expenses                                                                       10,466,857
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (73,471)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         10,393,386
-----------------------------------------------------------------------------------------------
Net investment income                                                                71,776,748
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Note 1)                                           (52,148,324)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         17,576,533
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (34,571,791)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $37,204,957
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   71,776,748  $  111,689,272
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                       (52,148,324)    (32,153,771)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     17,576,533     (40,438,269)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 37,204,957      39,097,232
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (30,633,205)    (45,606,325)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (40,791,716)    (62,136,212)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (273,292)         (7,209)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,964,145)     (3,191,936)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (1,343,193)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (1,830,029)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --            (212)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (94,009)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --      (1,827,387)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (2,489,718)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --            (289)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (127,897)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions
(Notes 4 and 5)                                                                     (12,316,196)    828,779,452
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (48,773,597)    749,222,268

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,491,259,543     742,037,275
---------------------------------------------------------------------------------------------------------------
End of period (Including distributions in excess
of net investment income of $9,000,934
and $7,115,324, respectively)                                                    $1,442,485,946  $1,491,259,543
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                    ended            Year        For the period
Per-share                                                                        February 29         ended        Dec. 31, 1997+
operating performance                                                            (Unaudited)       August 31      to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                 $7.49            $8.02            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                             .38              .78              .41(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                  (.17)            (.48)            (.47)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 .21              .30             (.06)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                    (.39)            (.78)            (.32)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                      --             (.02)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                      --             (.03)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (.39)            (.83)            (.42)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                       $7.31            $7.49            $8.02
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                               2.91*            3.85            (1.08)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $575,847         $594,559         $278,847
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                             .50*            1.06              .84(d)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                            5.14*            9.99             4.57(d)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              43.55*           51.30(f)         44.05*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Six months
                                                                                    ended            Year         For the period
Per-share                                                                        February 29         ended        Dec. 31, 1997+
operating performance                                                            (Unaudited)       August 31       to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                 $7.50            $8.01            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                             .35              .72              .36(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                  (.17)            (.46)            (.46)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 .18              .26             (.10)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                    (.36)            (.72)            (.29)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                      --             (.02)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                      --             (.03)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (.36)            (.77)            (.39)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                       $7.32            $7.50            $8.01
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                               2.53*            3.33            (1.58)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $818,596         $855,729         $444,096
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                             .88*            1.81             1.34(d)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                            4.77*            9.24             4.07(d)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              43.55*           51.30(f)         44.05*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                     ended       For the period
Per-share                                                                                         February 29    July 26, 1999+
operating performance                                                                             (Unaudited)     to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2000             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                  $7.50            $7.69
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                                              .35              .08
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                   (.17)            (.20)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  .18             (.12)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                     (.36)            (.07)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                       --               --(e)
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                       --               --(e)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                   (.36)            (.07)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                        $7.32            $7.50
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                2.52*           (1.52)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $10,520           $1,528
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                              .88*             .18*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                             4.81*            1.18*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               43.55*           51.30(f)
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                    ended             Year       For the period
Per-share                                                                        February 29         ended        Dec. 31, 1997+
operating performance                                                            (Unaudited)        August 31     to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     2000             1999             1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                 $7.50            $8.01            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                             .37              .77              .40(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                  (.18)            (.47)            (.48)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 .19              .30             (.08)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                    (.38)            (.76)            (.31)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                      --             (.02)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                      --             (.03)            (.05)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                  (.38)            (.81)            (.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                       $7.31            $7.50            $8.01
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                               2.64*            3.86            (1.33)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                    $37,524          $39,443          $19,094
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                             .63*            1.31             1.01 (d)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                            5.01*            9.71             4.49 (d)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              43.55*           51.30(f)         44.05 *
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended August 31, 1998.

(e) Distributions were less than $0.01 per share.

(f) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam High Yield Total Return Fund.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Trust II (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income by investing primarily in high-yielding, lower-rated fixed-income securities constituting a portfolio that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes does not involve undue risk to income or principal.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

During the previous fiscal year ended August 31, 1999, the fund acquired the assets of Putnam High Yield Total Return. A portion of the loss carryforward was acquired in the merger and is available to offset the future capital gain of the fund to the extent of IRS regulations. At August 31, 1999, the fund had a capital loss carryover of approximately $23,167,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover             Expiration
--------------             ---------------
   $ 3,691,000             August 31, 2005
     4,909,000             August 31, 2006
    14,567,000             August 31, 2007

H) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 29, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended February 29, 2000, fund expenses were reduced by $73,471 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,751 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $205,802 and $4,613 from the sale of class A and class M shares, respectively, and received $1,481,885 and $2,106 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $13,037 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $589,329,433 and $617,104,315, respectively. Purchases and sales of U.S. government obligations aggregated $1,587,413 and $1,017,434, respectively.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,542,085       $128,797,984
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                 2,511,661         18,389,425
-----------------------------------------------------------------------------
                                                20,053,746        147,187,409

Shares
repurchased                                    (20,594,820)      (151,449,464)
-----------------------------------------------------------------------------
Net decrease                                      (541,074)      $ (4,262,055)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     73,533,980       $573,657,962
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                                6,137,823         47,322,612
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                 3,711,267         28,848,255
-----------------------------------------------------------------------------
                                                83,383,070        649,828,829

Shares
repurchased                                    (38,798,612)      (302,759,530)
-----------------------------------------------------------------------------
Net increase                                    44,584,458       $347,069,299
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,978,302       $146,962,438
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                 2,824,547         20,708,772
-----------------------------------------------------------------------------
                                                22,802,849        167,671,210

Shares
repurchased                                    (24,993,779)      (183,842,022)
-----------------------------------------------------------------------------
Net decrease                                    (2,190,930)      $(16,170,812)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     77,290,503       $603,463,176
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                                6,884,889         53,151,342
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                 4,473,846         34,805,857
-----------------------------------------------------------------------------
                                                88,649,238        691,420,375

Shares
repurchased                                    (30,023,426)      (233,784,443)
-----------------------------------------------------------------------------
Net increase                                    58,625,812       $457,635,932
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,480,932        $10,882,075
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                    25,487            186,855
-----------------------------------------------------------------------------
                                                 1,506,419         11,068,930

Shares
repurchased                                       (272,065)        (1,999,550)
-----------------------------------------------------------------------------
Net increase                                     1,234,354        $ 9,069,380
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        203,605        $ 1,541,201
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                       540              4,053
-----------------------------------------------------------------------------
                                                   204,145          1,545,254

Shares
repurchased                                           (423)            (3,181)
-----------------------------------------------------------------------------
Net increase                                       203,722        $ 1,542,073
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,079,110        $ 7,944,702
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                   187,495          1,374,361
-----------------------------------------------------------------------------
                                                 1,266,605          9,319,063

Shares
repurchased                                     (1,396,224)       (10,271,772)
-----------------------------------------------------------------------------
Net decrease                                      (129,619)       $  (952,709)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,887,291        $38,180,718
-----------------------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam High Yield
Total Return Fund                                  409,132          3,158,496
-----------------------------------------------------------------------------
Shares issued in
connection with
the reinvestment
of distributions                                   281,920          2,191,787
-----------------------------------------------------------------------------
                                                 5,578,343         43,531,001

Shares
repurchased                                     (2,701,176)       (20,998,853)
-----------------------------------------------------------------------------
Net increase                                     2,877,167        $22,532,148
-----------------------------------------------------------------------------

Note 5
Acquisition of Putnam High Yield
Total Return Fund

On July 12, 1999, the fund issued 6,137,823, 6,884,889, and 409,132 of class A, class B, and class M shares, respectively, to the shareholders of Putnam High Yield Total Return Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam High Yield Total Return Fund on July 9, 1999, were $1,404,712,997 and $103,632,450, respectively. On July 9, 1999, Putnam
High Yield Total Return Fund had unrealized depreciation of $6,731,909.

The aggregate net assets of the fund immediately following the acquisition were $1,508,345,447.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam High Yield Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA064-59731 2HB/2HD/2HE 4/00